Severance Indemnities and Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,521,419	¥ 1,663,543
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 170,917	¥ 596,153